Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 15.2%

Advanced Drainage Systems, Inc. TBD% due 09/19/2026		$62	$62
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~		12,584	11,908
Alphabet Holding Co., Inc. 5.544% (LIBOR03M + 3.500%) due 09/26/2024 ~		294	273
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~		695	694
Ancestry.com Operations, Inc. 6.300% (LIBOR03M + 4.250%) due 08/27/2026 ~		100	99
API Group, Inc. TBD% due 10/01/2026 «		200	201
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~		61	61
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~		345	344
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~		7,584	7,401
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	3,263	3,143
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		$29,048	27,233
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~		98	98
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~		25,791	21,106
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~		2,859	2,878
Fleet U.S. Bidco, Inc. TBD% due 09/23/2026 «		69	69
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~		2,744	2,745
Genworth Holdings, Inc. 6.670% (LIBOR03M + 4.500%) due 03/07/2023 ~		49	49
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~		12,179	12,274
Intelsat Jackson Holdings S.A. 5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~		200	201
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~		5,592	3,575
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~		282	282
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~		265	263
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		200	202
Nascar Holdings, Inc. TBD% due 07/27/2026		224	226
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~		119	116
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~		28,727	22,156
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~		18,556	14,183
Nestle Skin Health
TBD% due 07/16/2026		675	679
TBD% due 07/16/2026	EUR	1,000	1,100
Ortho-Clinical Diagnostics S.A. 5.563% (LIBOR03M + 3.250%) due 06/30/2025 ~		$1,391	1,349
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		1,882	1,849
Parexel International Corp. 4.794% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	84
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~		307	300
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		5,540	5,572
Project Anfora Senior 1.000% due 10/01/2026	EUR	20,000	21,745
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		$13,535	13,428
11.268% (LIBOR03M + 9.000%) due 04/28/2022 ~		32,252	31,769
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		200	201

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		660	647
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		16,708	15,753
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		288	274
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		8,980	8,743
VFH Parent LLC 6.044% (LIBOR03M + 3.500%) due 03/01/2026 ~		100	100
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		70	63
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		8	8
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		22	17
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		63	63
Total Loan Participations and Assignments (Cost $244,850)			235,586
CORPORATE BONDS & NOTES 38.0%
BANKING & FINANCE 16.0%
AGFC Capital Trust 4.053% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900	7,030
Ally Financial, Inc. 8.000% due 11/01/2031		10	14
Ambac Assurance Corp. 5.100% due 06/07/2020		184	268
Ambac LSNI LLC 7.104% due 02/12/2023 •(m)		2,022	2,048
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	32,410	38,345
8.625% due 07/15/2023 (m)		$400	384
Athene Holding Ltd. 4.125% due 01/12/2028		58	60
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (m)		91	97
5.000% due 04/20/2048 (m)		153	165
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(i)(j)	EUR	200	222
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,000	595
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)	EUR	1,200	1,362
Barclays Bank PLC 7.625% due 11/21/2022 (j)(m)		$10,100	11,142
Barclays PLC
3.250% due 01/17/2033 (m)	GBP	400	499
5.875% due 09/15/2024 •(i)(j)		400	479
7.125% due 06/15/2025 •(i)(j)(m)		4,600	6,004
7.250% due 03/15/2023 •(i)(j)(m)		3,200	4,148
7.875% due 09/15/2022 •(i)(j)(m)		1,400	1,834
8.000% due 12/15/2020 •(i)(j)(m)	EUR	2,800	3,269
8.000% due 06/15/2024 •(i)(j)(m)		$1,400	1,490
Brookfield Finance, Inc.
3.900% due 01/25/2028 (m)		182	191
4.700% due 09/20/2047 (m)		168	185
CBL & Associates LP
4.600% due 10/15/2024		6	4
5.250% due 12/01/2023		313	219
5.950% due 12/15/2026 (m)		1,551	1,097
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		400	428
7.500% due 07/17/2023 •(i)(j)(m)		800	856
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	63	68
ESH Hospitality, Inc. 4.625% due 10/01/2027		$312	314
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		1,128	1,162
6.750% due 03/15/2022 (m)		1,334	1,397
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		340	357
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		300	321
HSBC Bank PLC 6.330% due 05/23/2023		24,300	25,529
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	1,000	1,302
6.000% due 09/29/2023 •(i)(j)	EUR	200	248
6.500% due 03/23/2028 •(i)(j)(m)		$1,220	1,277
Hunt Cos., Inc. 6.250% due 02/15/2026		60	59

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

ING Groep NV 5.750% due 11/16/2026 •(i)(j)		1,000	1,008
Kennedy-Wilson, Inc. 5.875% due 04/01/2024 (m)		162	167
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)(m)		1,500	1,601
7.625% due 06/27/2023 •(i)(j)(m)	GBP	1,700	2,280
7.875% due 06/27/2029 •(i)(j)(m)		14,473	20,914
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$3,800	3,755
Nationstar Mortgage LLC 6.500% due 07/01/2021 (m)		1,932	1,942
Navient Corp. 6.500% due 06/15/2022 (m)		1,784	1,904
Newmark Group, Inc. 6.125% due 11/15/2023 (m)		254	276
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (m)		1,348	1,392
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		342	355
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		10,200	10,967
Preferred Term Securities Ltd. 2.499% (US0003M + 0.380%) due 09/23/2035 ~		312	302
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,989	6,131
8.000% due 08/10/2025 •(i)(j)(m)		5,775	6,384
8.625% due 08/15/2021 •(i)(j)(m)		4,520	4,852
Sabra Health Care LP 4.800% due 06/01/2024 (m)		442	468
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,200	11,832
7.375% due 06/24/2022 •(i)(j)(m)		8,635	11,248
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		$400	408
7.375% due 10/04/2023 •(i)(j)(m)		1,600	1,685
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		2,900	3,103
6.125% due 03/15/2024 (m)		314	339
6.625% due 01/15/2028 (m)		974	1,050
6.875% due 03/15/2025 (m)		269	297
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	440	605
Tesco Property Finance PLC 6.052% due 10/13/2039 (m)	GBP	3,170	5,115
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$6,426	1,778
TP ICAP PLC 5.250% due 01/26/2024 (m)	GBP	6,198	8,172
UniCredit SpA 7.830% due 12/04/2023 (m)		$9,200	10,794
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,607	2,251
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		$9,900	10,182
			248,026
INDUSTRIALS 15.1%
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		62	63
Altice Financing S.A. 7.500% due 05/15/2026 (m)		6,360	6,773
Altice France S.A.
5.875% due 02/01/2027 (m)	EUR	900	1,088
7.375% due 05/01/2026 (m)		$300	323
8.125% due 02/01/2027 (m)		3,400	3,761
Ardagh Packaging Finance PLC 4.125% due 08/15/2026		200	202
Associated Materials LLC 9.000% due 01/01/2024 (m)		16,400	14,473
Avon International Capital PLC 6.500% due 08/15/2022		90	93
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		220	222
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		3,600	3,705
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		196	190
Beazer Homes USA, Inc. 7.250% due 10/15/2029		32	33
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		250	175
Bombardier, Inc.
6.125% due 01/15/2023 (m)		1,820	1,858
7.500% due 12/01/2024 (m)		3,926	3,950

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

7.500% due 03/15/2025 (m)		1,899	1,904
7.875% due 04/15/2027 (m)		3,692	3,686
Buffalo Thunder Development Authority
0.000% due 11/15/2029 « (k)		2,483	2
11.000% due 12/09/2022 ^(e)		5,598	2,855
Cheniere Energy Partners LP 4.500% due 10/01/2029		126	129
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		8,517	9,379
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		23,716	23,647
8.000% due 03/15/2026 (m)		1,328	1,328
8.625% due 01/15/2024 (m)		2,604	2,695
Connect Finco SARL 6.750% due 10/01/2026 (c)		144	147
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		103	104
CSC Holdings LLC 6.500% due 02/01/2029		300	334
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		466	482
10.750% due 09/01/2024 (m)		5,500	5,692
DISH DBS Corp. 5.875% due 07/15/2022		14	15
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		50	51
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		5,500	6,050
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		5,765	3,545
Exela Intermediate LLC 10.000% due 07/15/2023 (m)		267	150
Fairstone Financial, Inc. 7.875% due 07/15/2024 (m)		726	760
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,902	3,741
6.875% due 03/01/2026 (m)		4,282	4,100
7.000% due 02/15/2021 (m)		448	452
Flex Ltd. 4.875% due 06/15/2029 (m)		316	332
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		132	130
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		8,520	4,984
Frontier Finance PLC 8.000% due 03/23/2022 (m)	GBP	10,500	13,347
Full House Resorts, Inc.
8.575% due 01/31/2024		$786	774
9.738% due 02/02/2024		67	66
General Electric Co.
5.000% due 01/21/2021 •(i)		737	700
5.875% due 01/14/2038		46	55
6.150% due 08/07/2037 (m)		235	290
Global Payments, Inc.
3.200% due 08/15/2029		126	128
4.150% due 08/15/2049		63	66
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		64	68
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		76	80
Horizon Pharma USA, Inc. 5.500% due 08/01/2027		200	209
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		3,278	3,556
8.375% due 05/01/2027 (m)		5,827	6,322
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	690	781
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		300	335
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$1,071	1,087
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		944	956
Installed Building Products, Inc. 5.750% due 02/01/2028		126	130
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (m)		434	403
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		1,500	1,407
8.000% due 02/15/2024 (m)		295	307
8.500% due 10/15/2024 (m)		3,377	3,410
9.750% due 07/15/2025 (m)		639	671
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(m)		20,614	19,686
8.125% due 06/01/2023 (m)		8,785	7,355

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		318	95
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)		62	63
Melco Resorts Finance Ltd. 5.625% due 07/17/2027		400	416
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		420	462
NCR Corp.
5.750% due 09/01/2027		71	74
6.125% due 09/01/2029		40	42
Netflix, Inc.
3.875% due 11/15/2029 (m)	EUR	1,717	1,990
4.625% due 05/15/2029 (m)		700	850
5.375% due 11/15/2029		$184	192
Noble Holding International Ltd. 7.875% due 02/01/2026		325	236
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (m)		1,147	1,126
Pacific Drilling SA 8.375% due 10/01/2023 (m)		612	516
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (m)		316	288
Performance Food Group, Inc. 5.500% due 10/15/2027		58	61
Petroleos Mexicanos
5.350% due 02/12/2028		1,716	1,644
6.490% due 01/23/2027		200	209
6.500% due 03/13/2027 (m)		3,176	3,314
6.750% due 09/21/2047 (m)		120	115
6.840% due 01/23/2030 (m)		600	622
7.690% due 01/23/2050		330	345
PetSmart, Inc. 5.875% due 06/01/2025 (m)		203	203
Platin GmbH
6.875% due 06/15/2023 (m)	EUR	1,200	1,282
6.875% due 06/15/2023		940	1,004
Prime Security Services Borrower LLC 5.750% due 04/15/2026		$120	125
Qorvo, Inc. 4.375% due 10/15/2029		56	56
QVC, Inc. 5.950% due 03/15/2043 (m)		1,983	1,992
Radiate Holdco LLC 6.875% due 02/15/2023 (m)		140	145
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026 (m)	EUR	400	471
Sands China Ltd.
5.125% due 08/08/2025 (m)		$600	660
5.400% due 08/08/2028 (m)		3,500	3,951
Sensata Technologies, Inc. 4.375% due 02/15/2030		66	66
Staples, Inc. 7.500% due 04/15/2026		190	196
Syngenta Finance NV
4.892% due 04/24/2025 (m)		200	212
5.182% due 04/24/2028 (m)		300	319
Telesat Canada 6.500% due 10/15/2027 (c)		167	170
Tenet Healthcare Corp.
4.625% due 09/01/2024		198	204
4.875% due 01/01/2026		74	76
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		170	157
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		19	18
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	700	744
2.200% due 07/21/2021 (m)		$4,092	3,754
3.250% due 04/15/2022 (m)	EUR	800	813
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$4,713	4,920
5.750% due 09/30/2039 (m)		11,781	13,236
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		358	365
Transocean, Inc. 7.250% due 11/01/2025		212	188
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		147	144
Triumph Group, Inc.
4.875% due 04/01/2021 (m)		227	227
5.250% due 06/01/2022		84	84
6.250% due 09/15/2024		134	140
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	200	231
5.500% due 08/15/2026 (m)		$1,400	1,475

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

8.500% due 08/15/2027		300	325
Unigel Luxembourg S.A.
8.750% due 10/01/2026 (c)		1,000	1,000
10.500% due 01/22/2024 (m)		1,470	1,619
United Group BV
4.375% due 07/01/2022 (m)	EUR	200	223
4.875% due 07/01/2024 (m)		200	228
Univision Communications, Inc.
5.125% due 05/15/2023 (m)		$1,482	1,486
5.125% due 02/15/2025 (m)		1,747	1,708
Valaris PLC 5.750% due 10/01/2044		132	57
Vale Overseas Ltd.
6.250% due 08/10/2026 (m)		536	620
6.875% due 11/21/2036		333	424
6.875% due 11/10/2039		110	141
ViaSat, Inc.
5.625% due 09/15/2025 (m)		218	221
5.625% due 04/15/2027		113	119
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		200	209
VOC Escrow Ltd. 5.000% due 02/15/2028 (m)		67	70
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (m)		204	207
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		50	53
			234,796
UTILITIES 6.9%
Edison International
2.400% due 09/15/2022 (m)		188	186
2.950% due 03/15/2023		13	13
5.750% due 06/15/2027 (m)		127	143
Frontier Communications Corp. 8.000% due 04/01/2027 (m)		316	334
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (m)		2,000	2,079
6.000% due 11/27/2023 (m)		25,400	28,212
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		1,411	1,404
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		9,480	9,314
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(m)		858	852
2.950% due 03/01/2026 ^(e)(m)		996	986
3.250% due 09/15/2021 ^(e)(m)		171	171
3.250% due 06/15/2023 ^(e)(m)		1,093	1,090
3.300% due 03/15/2027 ^(e)(m)		1,689	1,681
3.300% due 12/01/2027 ^(e)(m)		5,190	5,164
3.400% due 08/15/2024 ^(e)(m)		727	732
3.500% due 10/01/2020 ^(e)(m)		1,783	1,796
3.500% due 06/15/2025 ^(e)(m)		1,278	1,278
3.750% due 02/15/2024 ^(e)(m)		615	624
3.750% due 08/15/2042 ^(e)		58	56
3.850% due 11/15/2023 ^(e)(m)		89	90
4.000% due 12/01/2046 ^(e)		4	4
4.250% due 05/15/2021 ^(e)(m)		3,340	3,369
4.250% due 08/01/2023 ^(e)(m)		3,310	3,426
4.300% due 03/15/2045 ^(e)		233	236
4.500% due 12/15/2041 ^(e)(m)		534	542
4.600% due 06/15/2043 ^(e)		107	112
4.650% due 08/01/2028 ^(e)(m)		2,633	2,804
4.750% due 02/15/2044 ^(e)(m)		2,890	3,078
5.125% due 11/15/2043 ^(e)(m)		3,335	3,635
5.400% due 01/15/2040 ^(e)		46	52
5.800% due 03/01/2037 ^(e)(m)		8,885	10,051
6.050% due 03/01/2034 ^(e)(m)		4,823	5,498
6.250% due 03/01/2039 ^(e)(m)		1,776	2,060
6.350% due 02/15/2038 ^(e)(m)		734	859
Petrobras Global Finance BV
5.093% due 01/15/2030		1,630	1,702
6.250% due 12/14/2026 (m)	GBP	1,196	1,744
6.625% due 01/16/2034 (m)		700	1,022
6.850% due 06/05/2115		$199	228
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		330	379
9.250% due 07/06/2024 (m)		4,680	5,241
9.750% due 01/06/2027 (m)		2,282	2,676
Southern California Edison Co.
3.650% due 03/01/2028		21	23
5.750% due 04/01/2035		32	39
6.000% due 01/15/2034		6	8
6.650% due 04/01/2029 (m)		189	233

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

Sprint Communications, Inc. 6.000% due 11/15/2022	185	197
Sprint Corp. 7.250% due 09/15/2021 (m)	543	581
Talen Energy Supply LLC 6.625% due 01/15/2028	62	61
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)	320	331
Transocean Sentry Ltd. 5.375% due 05/15/2023	300	301
		106,697
Total Corporate Bonds & Notes (Cost $568,634)		589,519
CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Caesars Entertainment Corp. 5.000% due 10/01/2024	4,394	7,474
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	66	45
Total Convertible Bonds & Notes (Cost $8,244)		7,519
MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	87	104
7.750% due 01/01/2042	129	148
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	70	82
7.350% due 07/01/2035	50	61
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	580	629
		1,024
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	100	101
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	95,900	6,259
Total Municipal Bonds & Notes (Cost $7,240)		7,384
U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
3.902% due 07/25/2041 •(a)	3,898	590
4.052% due 10/25/2040 •(a)(m)	5,713	736
4.332% due 12/25/2037 •(a)	203	30
4.502% due 09/25/2037 •(a)(m)	711	129
4.510% due 02/25/2038 (m)	1,008	215
4.632% due 11/25/2036 •(a)	109	14
4.702% due 06/25/2037 •(a)	409	57
4.962% due 03/25/2038 •(a)	1,579	311
5.082% due 06/25/2023 •(a)(m)	931	69
5.568% due 07/25/2029 •	1,830	1,925
7.768% due 07/25/2029 •	2,460	2,903
7.834% due 01/25/2041 •(m)	5,985	7,972
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(h)(m)	40,392	27,526
0.100% due 02/25/2046 - 11/25/2050 (a)	249,486	538
0.100% due 11/25/2050 (a)(m)	268,020	1,422
2.079% due 11/25/2045 ~(a)(m)	23,213	3,243
4.256% due 04/25/2025 ~(m)	2,680	2,579
4.383% due 05/15/2037 •(a)	150	19
4.443% due 07/15/2036 •(a)	2,034	368
4.553% due 09/15/2036 •(a)(m)	702	138
4.673% due 04/15/2036 •(a)	850	110
5.753% due 09/15/2036 •(a)(m)	1,228	279
7.168% due 10/25/2029 •	2,350	2,716
8.249% due 09/15/2041 •	602	884
11.018% due 03/25/2029 •	2,096	2,626
11.806% due 09/15/2034 •	66	72
12.518% due 10/25/2028 •	496	691

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

12.768% due 03/25/2025 •		3,179	4,191
Total U.S. Government Agencies (Cost $56,469)			62,353
NON-AGENCY MORTGAGE-BACKED SECURITIES 59.7%
Alba PLC 1.041% due 12/15/2038 •(m)	GBP	7,843	8,705
Alkali Europe SARL 3.000% due 05/15/2021 «•(k)	EUR	15,000	16,333
American Home Mortgage Assets Trust
2.308% due 08/25/2037 ^•(m)		$10,992	10,264
2.558% due 11/25/2035 •		1,350	1,330
American Home Mortgage Investment Trust
2.618% due 09/25/2045 •(m)		5,141	5,030
2.918% due 02/25/2044 •(m)		9,739	8,813
Banc of America Alternative Loan Trust
6.000% due 06/25/2037		221	220
6.000% due 06/25/2046		93	92
Banc of America Funding Trust
0.000% due 06/26/2035 ~		5,745	5,780
2.254% due 04/20/2047 ^•(m)		9,884	9,104
2.476% due 08/25/2047 ^~		4,428	4,147
2.494% due 02/20/2035 •(m)		4,612	4,631
4.178% due 03/20/2036 ^~		1,133	1,095
4.201% due 01/20/2047 ^~		175	170
4.481% due 01/25/2035 ~		293	294
6.119% due 07/26/2036 ~		11,725	5,963
Banc of America Mortgage Trust
4.646% due 01/25/2036 ~		537	523
4.747% due 10/20/2046 ^~		176	119
Bancaja Fondo de Titulizacion de Activos 0.000% due 10/25/2037 •(m)	EUR	1,602	1,742
Bayview Commercial Asset Trust 2.448% due 08/25/2034 •		$96	95
BCAP LLC Trust
3.714% due 04/26/2037 ~		10,595	9,216
4.030% due 02/26/2036 ~		5,371	4,190
4.161% due 11/26/2035 ~(m)		5,183	5,020
4.313% due 07/26/2045 ~(m)		7,018	6,666
4.412% due 07/26/2035 ~		1,186	1,190
4.606% due 10/26/2035 ~		3,899	3,804
4.773% due 06/26/2036 ~		4,279	3,923
5.155% due 03/26/2035 ~(m)		4,144	4,076
5.500% due 12/26/2035 ~(m)		5,382	4,495
6.000% due 08/26/2037 ~		2,859	2,535
Bear Stearns Adjustable Rate Mortgage Trust 4.020% due 06/25/2047 ^~(m)		2,936	2,832
Bear Stearns ALT-A Trust
2.218% due 02/25/2034 •(m)		4,842	4,512
3.925% due 11/25/2035 ^~(m)		14,974	11,974
4.113% due 09/25/2035 ^~(m)		7,998	5,502
BRAD Resecuritization Trust
2.190% due 03/12/2021 «		19,141	479
6.550% due 03/12/2021 «		3,578	3,573
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		25	16
CD Mortgage Trust 5.688% due 10/15/2048		8,102	4,191
Chase Mortgage Finance Trust
3.999% due 01/25/2036 ^~		7,927	7,376
4.027% due 03/25/2037 ^~		2,107	2,098
Citigroup Commercial Mortgage Trust 5.776% due 12/10/2049 ~		405	265
Citigroup Mortgage Loan Trust
4.197% due 02/25/2036 ~		8,784	8,325
4.218% due 09/25/2037 ^~		5,261	5,147
4.269% due 10/25/2035 ^~		2,420	2,462
4.980% due 03/25/2036 ^•		282	286
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~(m)		8,186	5,376
Countrywide Alternative Loan Trust
0.799% due 12/25/2035 ~(a)		11,815	373
1.666% due 12/25/2035 ~(a)		6,863	327
2.208% due 09/25/2046 ^•(m)		10,659	10,038
2.268% due 06/25/2037 •		12,540	10,052
2.748% due 11/25/2035 •(m)		13,720	14,076
3.935% due 06/25/2037 ^~		160	138
5.132% due 07/25/2036 •(a)		10,030	3,380
5.500% due 02/25/2020		32	33
5.500% due 07/25/2035 ^		1,401	1,186
5.500% due 11/25/2035 ^		610	546
5.500% due 01/25/2036 ^		117	118
5.500% due 04/25/2037 ^(m)		2,353	1,869
5.750% due 01/25/2036		208	168
5.750% due 01/25/2037 ^		7,209	6,302
5.750% due 04/25/2037 ^		1,952	1,948

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

6.000% due 08/25/2036 ^(m)		350	296
6.000% due 11/25/2036 ^		333	285
6.000% due 12/25/2036		184	126
6.000% due 01/25/2037 ^		1,452	1,341
6.000% due 02/25/2037 ^		1,039	652
6.000% due 03/25/2037 ^		12,938	8,068
6.000% due 04/25/2037 ^		5,929	4,043
6.000% due 07/25/2037 ^		332	330
6.000% due 09/25/2037		9,312	5,801
26.890% due 05/25/2037 ^•		932	1,864
Countrywide Home Loan Mortgage Pass-Through Trust
2.358% due 03/25/2036 •		1,362	548
2.618% due 03/25/2035 •		222	200
3.784% due 11/20/2035 ~		11,343	10,440
3.888% due 03/25/2046 ^•		7,304	5,018
4.295% due 06/25/2047 ^~(m)		4,107	3,979
5.000% due 11/25/2035 ^		42	35
5.500% due 12/25/2034		114	114
5.500% due 11/25/2035 ^		50	46
6.000% due 07/25/2037 ^		230	191
6.000% due 08/25/2037 (m)		5,043	3,973
6.000% due 08/25/2037 ^		2	2
Credit Suisse Mortgage Capital Certificates
2.819% due 02/27/2047 ~(m)		45,694	28,421
3.990% due 07/26/2037 ~(m)		11,147	10,563
4.111% due 04/26/2035 ~		13,226	13,088
4.335% due 06/25/2036 ~(m)		8,181	8,079
7.000% due 08/26/2036		14,454	5,665
7.000% due 08/27/2036		3,625	2,105
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.896% due 04/25/2036 þ		6,873	5,211
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^(m)		11,627	5,549
Debussy DTC PLC
5.930% due 07/12/2025	GBP	19,866	24,411
8.250% due 07/12/2025		5,000	6,082
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2021 ^		$236	204
Dssv SARL 3.000% due 10/15/2024 «•(k)	EUR	15,000	16,333
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	2,148
1.780% (BP0003M + 1.000%) due 06/13/2045 ~(m)		6,317	7,311
2.030% (BP0003M + 1.250%) due 06/13/2045 ~		6,559	7,344
2.530% (BP0003M + 1.750%) due 06/13/2045 ~		4,045	4,460
4.280% (BP0003M + 3.500%) due 06/13/2045 ~		1,447	1,676
First Horizon Alternative Mortgage Securities Trust
4.182% due 08/25/2035 ^~		$950	179
5.082% due 11/25/2036 •(a)		1,080	346
First Horizon Mortgage Pass-Through Trust 5.500% due 08/25/2037 ^		408	318
Fondo de Titulizacion de Activos UCI 0.000% due 06/16/2049 •(m)	EUR	1,255	1,310
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •		5,114	4,891
GreenPoint Mortgage Funding Trust 2.218% due 12/25/2046 ^•(m)		$4,555	4,366
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	9,044	9,064
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~(m)		$11,700	11,556
GSR Mortgage Loan Trust
4.267% due 11/25/2035 ~		183	146
6.500% due 08/25/2036 ^•		834	511
HarborView Mortgage Loan Trust
2.297% due 03/19/2036 ^•(m)		12,115	11,661
2.557% due 01/19/2036 •		6,910	5,533
2.694% due 06/20/2035 •		8,346	8,356
2.944% due 06/20/2035 •		1,926	1,842
Hipocat FTA
0.000% due 10/24/2039 •(m)	EUR	4,573	4,941
0.000% due 01/15/2050 •		5,432	5,579
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •		1,740	1,722
Impac CMB Trust 2.738% due 10/25/2034 •		$220	221
Impac Secured Assets Trust 2.128% due 05/25/2037 ^•		7	6
IndyMac Mortgage Loan Trust
2.218% due 11/25/2046 •(m)		6,071	5,769
2.268% due 02/25/2037 •		3,726	2,827
2.318% due 07/25/2036 •(m)		529	439
3.481% due 03/25/2037 ~		33	32
3.742% due 06/25/2037 ^~(m)		4,064	3,468
3.865% due 02/25/2035 ~		315	305

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

JPMorgan Alternative Loan Trust
2.218% due 06/25/2037 •		30,572	16,609
3.835% due 11/25/2036 ^~(m)		696	667
5.960% due 12/25/2036 ^þ		7,980	7,916
JPMorgan Chase Commercial Mortgage Securities Trust
1.650% due 06/15/2045 ~(a)(m)		40,830	1,052
5.927% due 01/12/2043 ~		468	468
JPMorgan Mortgage Trust
4.009% due 10/25/2036 ~		780	695
4.237% due 06/25/2037 ^~(m)		3,785	3,547
Lavender Trust 6.000% due 11/26/2036 (m)		12,085	12,416
LB-UBS Commercial Mortgage Trust
0.355% due 02/15/2040 ~(a)		5,161	0
5.981% due 02/15/2040 ~(m)		2,441	2,445
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		977	946
6.000% due 09/25/2036 ^		596	521
6.500% due 09/25/2037 ^		3,708	2,151
7.250% due 09/25/2037 ^(m)		31,609	13,060
Lehman XS Trust
2.298% due 07/25/2037 •(m)		23,951	18,402
2.518% due 07/25/2047 •(m)		3,530	3,121
MASTR Adjustable Rate Mortgages Trust
2.218% due 05/25/2047 •(m)		16,157	17,875
2.698% due 05/25/2047 ^•		4,247	4,639
MASTR Alternative Loan Trust
2.368% due 03/25/2036 •		20,195	3,627
2.418% due 03/25/2036 ^•		26,693	4,872
Merrill Lynch Mortgage Investors Trust 4.542% due 05/25/2036 ~		4,831	4,726
Morgan Stanley Re-REMIC Trust
4.577% due 07/26/2035 ~		21,445	21,516
4.635% due 09/26/2035 ~		2,950	3,049
5.084% due 01/26/2035 ~(m)		5,453	5,454
5.084% due 02/26/2037 ~		3,119	3,228
6.000% due 04/26/2036 (m)		7,969	9,022
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		2,028	1,970
Motel 6 Trust 8.954% due 08/15/2024 •		16,129	16,423
Natixis Commercial Mortgage Securities Trust
5.028% due 11/15/2034 •		1,280	1,272
6.028% due 11/15/2034 •		555	546
Newgate Funding PLC
0.856% due 12/15/2050 •(m)	EUR	1,695	1,765
0.981% due 12/15/2050 •(m)	GBP	1,480	1,657
1.106% due 12/15/2050 •(m)	EUR	3,236	3,376
2.031% due 12/15/2050 •	GBP	2,558	3,026
Nomura Resecuritization Trust 6.969% due 09/26/2035 ~		$3,968	3,905
NovaStar Mortgage Funding Trust 1.632% due 09/25/2046 •		440	417
RBSSP Resecuritization Trust
4.392% due 07/26/2045 ~		20,150	20,301
4.569% due 05/26/2037 ~(m)		5,367	4,790
6.000% due 03/26/2036 ^		6,033	4,853
Residential Accredit Loans, Inc. Trust
2.198% due 07/25/2036 ^•		9,856	6,207
2.208% due 05/25/2037 •(m)		13,824	13,592
3.446% due 01/25/2046 ^•		5,051	4,824
5.738% due 01/25/2036 ~		525	471
6.000% due 08/25/2035 ^		751	758
6.000% due 06/25/2036		294	276
6.000% due 09/25/2036 ^		4,627	3,169
7.000% due 10/25/2037 (m)		8,730	7,817
Residential Asset Securitization Trust
5.500% due 07/25/2035		784	675
6.250% due 08/25/2037 ^		4,137	1,703
Residential Funding Mortgage Securities, Inc. Trust
5.427% due 08/25/2036 ^~		1,326	1,166
5.850% due 11/25/2035 ^		134	130
6.000% due 04/25/2037 ^		1,151	1,124
Rite Aid Pass-Through Certificates 6.782% due 01/02/2021 ~		7,898	8,075
RiverView HECM Trust 2.980% due 05/25/2047 •(m)		7,002	6,454
Sequoia Mortgage Trust
2.414% due 07/20/2036 •		1,696	971
3.244% due 10/20/2027 •		901	883
Structured Adjustable Rate Mortgage Loan Trust
4.062% due 02/25/2037 ^~		10,858	9,603
4.080% due 08/25/2036 ~		3,249	1,434
4.424% due 04/25/2047 ~		1,757	1,300
Structured Asset Mortgage Investments Trust
2.208% due 07/25/2046 ^•(m)		14,391	12,496

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

2.358% due 03/25/2037 ^•		718	432
4.237% due 02/25/2036 ~		4,580	4,371
SunTrust Alternative Loan Trust 5.132% due 04/25/2036 ^•(a)		4,632	1,556
TBW Mortgage-Backed Trust 6.500% due 07/25/2036 (m)		19,702	9,676
Theatre Hospitals PLC
3.767% due 10/15/2031 •	GBP	5,476	6,298
3.767% due 10/15/2031 •(m)		11,102	12,723
4.190% due 12/15/2024 «(k)		364	0
4.517% due 10/15/2031 •		779	882
WaMu Mortgage Pass-Through Certificates Trust
2.405% due 07/25/2047 ^•(m)		$686	582
2.438% due 06/25/2044 •		204	203
3.196% due 06/25/2047 ^•		3,530	1,260
3.256% due 07/25/2047 •(m)		18,693	17,195
3.326% due 10/25/2046 ^•		389	371
3.892% due 03/25/2037 ^~		3,290	3,207
3.941% due 02/25/2037 ^~		394	379
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% due 01/25/2047 ^•		10,504	9,730
2.618% due 07/25/2036 ^•		6,013	4,065
6.000% due 04/25/2037 ^		3,130	3,035
Wells Fargo Alternative Loan Trust
4.908% due 07/25/2037 ^~		2,996	2,869
5.750% due 07/25/2037 ^		329	321
Wells Fargo Mortgage Loan Trust 5.220% due 04/27/2036 ~		11,358	10,810
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037 ^		180	182
Total Non-Agency Mortgage-Backed Securities (Cost $785,067)			925,523
ASSET-BACKED SECURITIES 38.9%
ACE Securities Corp. Home Equity Loan Trust 2.978% due 08/25/2035 •		5,413	3,003
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 4.118% due 09/25/2034 •		740	738
Asset-Backed Funding Certificates Trust 3.068% due 03/25/2034 ^•		989	930
Bear Stearns Asset-Backed Securities Trust
2.568% due 06/25/2036 •(m)		8,846	8,833
3.477% due 10/25/2036 ~		3,739	2,563
Citigroup Mortgage Loan Trust
2.178% due 12/25/2036 •(m)		16,674	11,587
2.238% due 12/25/2036 •(m)		9,648	4,971
2.718% due 11/25/2046 •		2,100	1,694
4.879% due 03/25/2036 ^þ		1,965	1,314
5.852% due 05/25/2036 ^þ		478	268
Citigroup Mortgage Loan Trust, Inc. 2.278% due 03/25/2037 •(m)		20,759	19,202
Conseco Finance Corp.
7.060% due 02/01/2031 ~		3,992	3,972
7.500% due 03/01/2030 ~(m)		7,686	5,251
Conseco Finance Securitizations Corp. 9.163% due 03/01/2033 ~		8,171	7,569
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,702
Coronado CDO Ltd.
3.633% due 09/04/2038 •		$11,396	7,299
6.000% due 09/04/2038		1,753	1,374
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•		12,827	12,096
2.188% due 06/25/2047 •(m)		1,905	1,901
2.218% due 06/25/2037 ^•(m)		8,615	7,879
2.218% due 06/25/2047 ^•(m)		21,704	19,344
2.278% due 01/25/2046 ^•(m)		34,748	26,801
2.438% due 06/25/2036 ^•(m)		8,000	7,642
4.425% due 02/25/2036 ~		44	45
Countrywide Asset-Backed Certificates Trust
2.258% due 03/25/2047 ^•		7,655	6,987
2.748% due 04/25/2036 ^•(m)		21,300	21,355
3.368% due 11/25/2035 •		3,292	475
5.859% due 10/25/2046 ^~(m)		2,302	2,196
Countrywide Home Equity Loan Trust 5.657% due 03/25/2034 ~		57	58
Crecera Americas LLC 5.563% due 08/31/2020 •		22,300	22,333
Credit-Based Asset Servicing & Securitization CBO Corp. 2.362% due 09/06/2041 •		27,723	2,661
Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ(m)		8,738	8,971
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^(m)		3,526	3,154
ECAF Ltd. 4.947% due 06/15/2040 (m)		2,369	2,372

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

EMC Mortgage Loan Trust
2.958% due 04/25/2042 •(m)	2,015	2,004
5.393% due 04/25/2042 •	2,813	2,506
First Franklin Mortgage Loan Trust
2.488% due 11/25/2036 •(m)	5,000	4,553
2.518% due 12/25/2035 •(m)	23,487	22,392
Glacier Funding CDO Ltd. 2.557% due 08/04/2035 •	10,274	2,494
GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ	2,573	2,640
GSAMP Trust 3.893% due 06/25/2034 •	1,253	1,227
Hout Bay Corp. 2.317% due 07/05/2041 •	34,496	8,883
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «	7,500	5,902
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.196% due 12/25/2031 ^þ	573	224
JPMorgan Mortgage Acquisition Corp. 2.638% due 12/25/2035 •(m)	16,459	16,196
KGS-Alpha SBA COOF Trust 1.106% due 04/25/2038 «~(a)	1,778	41
Lehman XS Trust 6.170% due 06/24/2046 þ	1,856	1,857
Long Beach Mortgage Loan Trust
2.208% due 02/25/2036 •	10,172	8,675
2.538% due 08/25/2045 •(m)	27,633	27,147
2.723% due 11/25/2035 •(m)	16,159	13,757
3.068% due 02/25/2034 •	121	121
3.068% due 06/25/2035 •(m)	32,300	32,439
Marlette Funding Trust 0.000% due 09/17/2029 «(h)	12	5,174
MASTR Asset-Backed Securities Trust
2.168% due 03/25/2036 •(m)	7,870	5,815
2.588% due 01/25/2036 •(m)	400	396
Mid-State Capital Corp. Trust 6.742% due 10/15/2040	5,089	5,854
Morgan Stanley ABS Capital, Inc. Trust
2.118% due 11/25/2036 •	1,670	1,162
2.348% due 02/25/2037 •(m)	5,854	3,589
3.053% due 01/25/2035 •	1,951	1,238
Morgan Stanley Home Equity Loan Trust 2.248% due 04/25/2037 •(m)	29,712	20,117
National Collegiate Commutation Trust
0.000% due 03/25/2038	11,600	4,640
0.000% due 03/25/2038 •	26,200	10,539
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~(m)	2,733	2,951
8.490% due 10/15/2030 ^(m)	1,211	473
Ocean Trails CLO 7.276% due 08/13/2025 •(m)	1,500	1,497
Option One Mortgage Loan Trust 2.378% due 01/25/2036 •(m)	20,000	18,545
Palisades CDO Ltd. 3.228% due 07/22/2039 •	4,900	2,570
Popular ABS Mortgage Pass-Through Trust 3.268% due 08/25/2035 •(m)	3,663	3,762
Residential Asset Mortgage Products Trust 2.993% due 04/25/2034 •	3,948	3,893
Residential Asset Securities Corp. Trust 2.258% due 08/25/2036 •(m)	11,000	8,553
Saxon Asset Securities Trust 2.468% due 11/25/2037 •(m)	13,000	12,729
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)	11	11,545
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)	9	5,821
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)	3	2,068
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)	80	717
0.000% due 01/25/2039 (h)	9,180	2,914
0.000% due 05/25/2040 (h)	9,300	3,637
0.000% due 07/25/2040 «(h)	47	2,122
0.000% due 09/25/2040 (h)	4,003	2,175
Soloso CDO Ltd. 2.623% due 10/07/2037 •	4,800	3,966
Soundview Home Loan Trust
2.298% due 06/25/2037 •(m)	8,132	6,296
2.518% due 03/25/2036 •(m)	16,905	16,493
South Coast Funding Ltd. 2.563% due 01/06/2041 •	146,705	35,287
Structured Asset Securities Corp. 8.018% due 05/25/2032 ^•	7,112	6,157
Symphony CLO Ltd. 6.903% due 07/14/2026 •(m)	4,400	4,201

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

Tropic CDO Ltd. 2.623% due 07/15/2036 •		4,415	3,946
Total Asset-Backed Securities (Cost $567,817)			603,440
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	168
3.380% due 12/31/2038 þ(m)		13,491	5,707
3.875% due 01/15/2022 (m)		3,000	1,300
5.250% due 01/15/2028		300	127
6.250% due 11/09/2047		100	44
7.820% due 12/31/2033 (m)		17,345	9,161
7.820% due 12/31/2033		405	209
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	138	2
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		147,204	1,092
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		2,300	19
79.499% (ARLLMONP) due 06/21/2020 ~(a)		235,766	1,778
Autonomous City of Buenos Aires Argentina 62.660% due 03/29/2024 •(a)		866,312	8,088
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	59
4.950% due 02/11/2020		50	55
Export-Credit Bank of Turkey 8.250% due 01/24/2024 (m)		$600	636
Peru Government International Bond
5.400% due 08/12/2034	PEN	32	10
5.700% due 08/12/2024		180	60
5.940% due 02/12/2029 (m)		10,459	3,513
5.940% due 02/12/2029		98	33
6.150% due 08/12/2032 (m)		1,180	400
6.350% due 08/12/2028 (m)		17,137	5,924
6.900% due 08/12/2037		206	75
6.950% due 08/12/2031		3,746	1,356
8.200% due 08/12/2026		5,148	1,939
Provincia de Buenos Aires
57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	717,986	4,367
63.194% due 05/31/2022 •(a)		16,910	99
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$3,400	3,393
5.750% due 09/30/2049		3,400	3,387
Turkey Government International Bond
3.250% due 06/14/2025	EUR	300	315
4.625% due 03/31/2025 (m)		4,900	5,492
5.200% due 02/16/2026 (m)		1,500	1,709
7.625% due 04/26/2029 (m)		$6,400	6,817
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		590	66
8.250% due 10/13/2024 ^(e)		136	15
9.250% due 09/15/2027 ^(e)		734	83
Total Sovereign Issues (Cost $118,265)			67,498
		SHARES
COMMON STOCKS 1.8%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)		1,495,047	3,767
iHeartMedia, Inc.		1,108	17
iHeartMedia, Inc. 'A' (f)		82,474	1,237
			5,021
CONSUMER DISCRETIONARY 1.0%
Caesars Entertainment Corp. (f)		1,283,486	14,966
Desarrolladora Homex S.A.B. de C.V. (f)		719,113	3
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		95,515	7
			14,976
ENERGY 0.1%
Dommo Energia S.A. «(f)(k)		1,240,061	1,307
Dommo Energia S.A. SP - ADR «(f)		2,627	35

			1,342

INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(k)		358	4
UTILITIES 0.4%
Eneva S.A. (f)(k)		10,054	74
Eneva S.A. (k)		27,648	204

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

TexGen Power LLC «	130,864	5,758
		6,036
Total Common Stocks (Cost $38,371)		27,379
WARRANTS 0.5%
COMMUNICATION SERVICES 0.5%
iHeartMedia, Inc.	537,144	8,057
Total Warrants (Cost $9,849)		8,057
PREFERRED SECURITIES 1.6%
BANKING & FINANCE 1.6%
Nationwide Building Society 10.250% ~	124,916	24,114
Total Preferred Securities (Cost $25,708)		24,114
REAL ESTATE INVESTMENT TRUSTS 0.9%
REAL ESTATE 0.9%
VICI Properties, Inc.	594,589	13,467
Total Real Estate Investment Trusts (Cost $7,462)		13,467
SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (l) 1.4%		22,110

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
8.874% due 02/26/2020 - 08/27/2020 (g)(h)	ARS	125,893	1,536
U.S. TREASURY BILLS 1.1%
1.933% due 10/22/2019 - 12/26/2019 (g)(h)(m)(o)(q)		$16,751	16,725
Total Short-Term Instruments (Cost $42,473)			40,371
Total Investments in Securities (Cost $2,480,449)			2,612,210
Total Investments 168.5% (Cost $2,480,449)			$2,612,210
Financial Derivative Instruments (n)(p) (0.5)%(Cost or Premiums, net $(5,465))			(7,754)
Other Assets and Liabilities, net (68.0)%			(1,054,575)
Net Assets 100.0%			$1,549,881

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alkali Europe SARL 3.000% due 05/15/2021	09/26/2019	$16,364	$16,333	1.05%
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	1	2	0.00
Dssv SARL 3.000% due 10/15/2024	09/26/2019	16,364	16,333	1.05
Dommo Energia S.A.	12/21/2017 - 12/26/2017	322	1,307	0.09
Eneva S.A.	12/21/2017	43	74	0.00
Eneva S.A.	03/25/2019	132	204	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,967	0.71
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022	04/09/2018	5,540	5,572	0.36
Theatre Hospitals PLC 4.190% due 12/15/2024	12/17/2018	11	0	0.00
Westmoreland Mining Holdings LLC	03/26/2019	1	4	0.00
		$48,978	$50,796	3.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$610	U.S. Treasury Notes 2.375% due 03/15/2021	$(626)	$610	$610
IND	2.500	09/30/2019	10/01/2019	21,500	U.S. Treasury Notes 2.500% due 03/31/2023	(21,955)	21,500	21,502
Total Repurchase Agreements						$(22,581)	$22,110	$22,112

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.800%	09/24/2019	TBD(3)	$(92)	$(92)
BNY	2.967	08/28/2019	11/27/2019	(11,911)	(11,944)
	3.008	08/14/2019	11/14/2019	(18,647)	(18,722)
	3.090	08/05/2019	11/05/2019	(32,748)	(32,908)
BOS	2.680	09/03/2019	12/03/2019	(682)	(683)
	2.799	09/09/2019	10/15/2019	(1,843)	(1,846)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

	2.949	09/09/2019	10/15/2019		(9,598)	(9,615)
	2.975	08/14/2019	11/14/2019		(7,866)	(7,897)
BPS	(0.150)	09/30/2019	11/12/2019	EUR	(5,693)	(6,205)
	(0.150)	09/30/2019	12/04/2019		(1,064)	(1,160)
	1.000	07/08/2019	10/08/2019	GBP	(692)	(853)
	1.050	07/08/2019	10/08/2019		(2,053)	(2,530)
	1.210	09/04/2019	10/04/2019		(12,174)	(14,982)
	2.500	09/20/2019	10/23/2019		$(9,163)	(9,170)
	2.640	09/20/2019	10/23/2019		(3,758)	(3,761)
	2.680	08/27/2019	11/27/2019		(2,391)	(2,397)
	2.740	08/13/2019	11/13/2019		(3,642)	(3,656)
	2.940	08/09/2019	11/07/2019		(1,380)	(1,386)
	3.100	08/21/2019	11/21/2019		(16,887)	(16,947)
	3.127	03/05/2019	03/05/2020		(64,020)	(64,181)
	3.170	08/13/2019	11/13/2019		(2,161)	(2,170)
	3.369	12/14/2018	TBD(3)		(24,480)	(24,523)
BRC	(0.500)	03/06/2019	TBD(3)	GBP	(2,358)	(2,891)
	2.100	09/23/2019	TBD(3)		$(3,424)	(3,426)
	2.700	09/23/2019	TBD(3)		(27,704)	(27,721)
	3.032	09/30/2019	10/30/2019		(5,737)	(5,737)
	3.100	06/27/2019	12/27/2019		(32,678)	(32,975)
	3.106	08/12/2019	10/10/2019		(1,191)	(1,196)
	3.117	08/28/2019	11/27/2019		(7,451)	(7,473)
	3.259	07/22/2019	10/22/2019		(4,331)	(4,359)
	3.267	07/25/2019	10/25/2019		(9,754)	(9,814)
CFR	(0.200)	09/17/2019	12/13/2019	EUR	(396)	(432)
DBL	3.006	01/31/2019	01/31/2020		$(38,472)	(38,671)
FOB	2.420	09/20/2019	10/10/2019		(10,181)	(10,189)
IND	(0.300)	09/06/2019	10/07/2019	EUR	(4,353)	(4,743)
	2.870	08/20/2019	11/20/2019		$(2,064)	(2,071)
JML	(0.400)	09/16/2019	12/16/2019	EUR	(939)	(1,024)
	(0.300)	08/12/2019	11/12/2019		(667)	(727)
	(0.300)	08/16/2019	11/15/2019		(8,413)	(9,167)
	(0.250)	08/12/2019	11/12/2019		(1,552)	(1,691)
	(0.200)	07/24/2019	10/23/2019		(1,047)	(1,141)
	(0.150)	08/16/2019	11/13/2019		(5,297)	(5,773)
	(0.127)	09/04/2019	10/03/2019		(5,531)	(6,028)
	(0.077)	09/04/2019	10/03/2019		(1,052)	(1,147)
	0.200	09/30/2019	11/01/2019		(300)	(327)
	0.900	07/18/2019	10/18/2019	GBP	(3,527)	(4,345)
	0.900	07/24/2019	10/23/2019		(7,647)	(9,419)
	0.900	08/12/2019	10/23/2019		(345)	(424)
	0.900	08/12/2019	11/12/2019		(3,149)	(3,876)
	0.950	07/23/2019	10/22/2019		(616)	(759)
	0.950	08/12/2019	10/23/2019		(5,772)	(7,106)
	0.950	08/16/2019	11/15/2019		(5,626)	(6,925)
	0.950	09/04/2019	12/04/2019		(35,996)	(44,290)
	0.950	09/18/2019	12/18/2019		(1,100)	(1,353)
	0.950	09/30/2019	10/23/2019		(183)	(225)
	0.950	09/30/2019	10/30/2019		(6,784)	(8,342)
	2.400	09/23/2019	10/03/2019		$(8,903)	(8,908)
MBC	2.860	09/09/2019	10/09/2019		(4,068)	(4,075)
	2.940	09/09/2019	10/09/2019		(2,803)	(2,808)
MEI	2.570	09/30/2019	10/30/2019		(5,998)	(5,998)
MSB	3.553	05/01/2019	05/01/2020		(22,554)	(22,690)
NOM	2.600	09/05/2019	10/07/2019		(12,469)	(12,492)
	2.600	09/10/2019	10/07/2019		(132)	(132)
	2.600	10/01/2019	10/07/2019		(289)	(289)
	2.630	09/13/2019	10/16/2019		(5,015)	(5,022)
	2.630	10/01/2019	10/16/2019		(1,751)	(1,751)
	2.640	09/03/2019	10/04/2019		(3,750)	(3,758)
	2.640	10/01/2019	10/04/2019		(1,677)	(1,677)
	2.650	09/13/2019	10/16/2019		(4,292)	(4,298)
	2.650	09/16/2019	10/16/2019		(4,468)	(4,473)
RBC	3.180	08/13/2019	11/13/2019		(19,993)	(20,080)
	3.329	08/15/2019	10/11/2019		(3,179)	(3,193)
RCY	2.720	08/19/2019	11/19/2019		(7,013)	(7,036)
RDR	2.440	08/20/2019	10/11/2019		(645)	(647)
	2.510	07/26/2019	10/25/2019		(766)	(770)
	2.510	08/02/2019	10/25/2019		(92)	(92)
RTA	2.471	09/20/2019	10/21/2019		(3,374)	(3,377)
	2.482	09/05/2019	10/08/2019		(4,464)	(4,472)
	2.482	09/23/2019	10/08/2019		(1,826)	(1,827)
	2.581	08/20/2019	10/18/2019		(1,001)	(1,004)
	2.604	08/14/2019	10/11/2019		(10,669)	(10,706)
	2.681	07/26/2019	10/25/2019		(11,694)	(11,752)
	2.692	07/25/2019	10/25/2019		(2,024)	(2,034)
	2.779	08/14/2019	10/11/2019		(328)	(329)
	2.988	08/28/2019	02/24/2020		(35,451)	(35,551)
	3.059	09/23/2019	03/23/2020		(19,304)	(19,317)
	3.063	09/25/2019	03/25/2020		(3,871)	(3,873)
	3.100	08/21/2019	11/21/2019		(11,400)	(11,440)
	3.189	08/07/2019	11/07/2019		(19,031)	(19,124)
	3.253	07/16/2019	10/16/2019		(3,831)	(3,858)
	3.956	07/30/2019	TBD(3)		(1,038)	(1,045)
SBI	0.750	09/23/2019	TBD(3)		(7,000)	(7,001)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

	3.106	08/20/2019	10/18/2019		(9,568)	(9,603)
	3.125	08/14/2019	11/14/2019		(14,093)	(14,152)
	3.183	07/24/2019	10/24/2019		(1,490)	(1,499)
SOG	2.550	09/09/2019	11/08/2019		(5,371)	(5,379)
	2.650	08/26/2019	11/26/2019		(15,620)	(15,661)
	2.650	09/30/2019	11/26/2019		(2,014)	(2,014)
	2.660	08/20/2019	10/18/2019		(2,038)	(2,044)
	2.660	09/30/2019	10/18/2019		(674)	(674)
	2.710	08/15/2019	11/13/2019		(1,949)	(1,956)
	2.889	09/11/2019	10/16/2019		(20,286)	(20,319)
	3.027	09/13/2019	12/13/2019		(11,343)	(11,360)
	3.102	08/20/2019	11/20/2019		(7,502)	(7,529)
	3.125	08/13/2019	11/13/2019		(8,643)	(8,680)
	3.125	08/14/2019	11/14/2019		(30,879)	(31,008)
	3.237	08/05/2019	11/05/2019		(10,458)	(10,512)
	3.253	07/17/2019	10/17/2019		(1,993)	(2,007)
TDM	2.350	09/30/2019	TBD(3)		(523)	(523)
UBS	(0.280)	08/20/2019	11/20/2019	EUR	(1,071)	(1,167)
	(0.280)	08/22/2019	11/22/2019		(621)	(676)
	(0.250)	08/20/2019	11/20/2019		(352)	(383)
	(0.250)	09/10/2019	10/10/2019		(2,216)	(2,415)
	(0.250)	09/20/2019	11/20/2019		(839)	(914)
	0.950	08/28/2019	11/28/2019	GBP	(1,542)	(1,898)
	1.000	08/28/2019	10/15/2019		(1,201)	(1,478)
	1.050	08/07/2019	11/07/2019		(2,199)	(2,708)
	1.583	07/29/2019	10/29/2019		(8,229)	(10,145)
	2.488	09/11/2019	10/15/2019		$(1,541)	(1,543)
	2.495	09/25/2019	10/28/2019		(3,559)	(3,560)
	2.500	09/20/2019	10/21/2019		(2,937)	(2,939)
	2.500	09/23/2019	TBD(3)		(35,721)	(35,741)
	2.550	09/20/2019	10/21/2019		(534)	(534)
	2.560	09/06/2019	12/06/2019		(2,244)	(2,248)
	2.570	09/12/2019	11/12/2019		(23,795)	(23,827)
	2.600	08/21/2019	11/21/2019		(21,446)	(21,510)
	2.602	08/28/2019	10/25/2019		(2,162)	(2,167)
	2.606	08/22/2019	10/16/2019		(8,655)	(8,680)
	2.610	08/14/2019	11/14/2019		(12,715)	(12,759)
	2.610	09/09/2019	11/14/2019		(5,933)	(5,942)
	2.610	09/26/2019	11/14/2019		(3,125)	(3,126)
	2.610	10/01/2019	11/14/2019		(5,650)	(5,650)
	2.630	08/13/2019	11/13/2019		(482)	(484)
	2.631	08/09/2019	11/07/2019		(969)	(973)
	2.637	08/07/2019	11/07/2019		(2,710)	(2,721)
	2.640	08/06/2019	11/06/2019		(492)	(494)
	2.640	08/15/2019	10/09/2019		(4,905)	(4,922)
	2.650	09/05/2019	10/07/2019		(2,299)	(2,303)
	2.670	09/12/2019	11/12/2019		(1,452)	(1,454)
	2.670	09/13/2019	12/13/2019		(4,262)	(4,268)
	2.690	08/15/2019	10/09/2019		(461)	(463)
	2.690	09/04/2019	12/04/2019		(5,099)	(5,109)
	2.700	08/21/2019	11/21/2019		(5,898)	(5,916)
	2.706	08/20/2019	10/16/2019		(3,147)	(3,157)
	2.710	09/25/2019	11/14/2019		(2,737)	(2,738)
	2.730	07/25/2019	10/25/2019		(1,772)	(1,781)
	2.737	08/07/2019	11/07/2019		(1,760)	(1,767)
	2.760	08/14/2019	11/14/2019		(1,655)	(1,661)
	2.830	07/25/2019	10/25/2019		(1,447)	(1,455)
	2.840	08/06/2019	11/06/2019		(9,397)	(9,439)
	3.230	07/25/2019	10/25/2019		(1,327)	(1,335)
Total Reverse Repurchase Agreements						$(1,099,684)

(m)	Securities with an aggregate market value of $1,350,426 and cash of $6,141 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(1,079,292) at a weighted average interest rate of 2.807%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.513%	$3,000	$(6)	$70	$64	$6	$0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.859	800	(1)	7	6	3	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	175.493	14,700	(505)	(6,801)	(7,306)	0	(190)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	118.924	1,200	(162)	(471)	(633)	0	(3)
						$(674)	$(7,195)	$(7,869)	$9	$(193)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026		$303,000	$7,433	$(1,422)	$6,011	$0	$(79)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	6,303	7,375	0	(26)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		210,500	10,144	18,843	28,987	0	(56)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036		19,800	(1,952)	(607)	(2,559)	0	(11)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		34,100	(114)	(6,910)	(7,024)	0	(48)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	(830)	(882)	2	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	287	(871)	(584)	0	(4)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		54,200	(89)	(6,880)	(6,969)	0	(73)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		42,000	(126)	(5,285)	(5,411)	0	(54)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029	EUR	1,200	(24)	(62)	(86)	1	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		20,400	373	(298)	75	25	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	(156)	(17)	32	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	89,870	935	(2,144)	(1,209)	0	(369)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		14,800	320	(579)	(259)	42	0
							$18,346	$(898)	$17,448	$102	$(723)
Total Swap Agreements							$17,672	$(8,093)	$9,579	$111	$(916)

(o)	Securities with an aggregate market value of $5,655 and cash of $26,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	GBP	5,084		$6,273	$22	$0
	10/2019		$7,652	EUR	6,982	0	(42)
	10/2019		121,748	GBP	98,807	0	(259)
	11/2019	GBP	98,807		$121,912	260	0
BPS	10/2019		$5,906	EUR	5,355	0	(69)
	11/2019		16,073		14,679	0	(34)
	12/2019	PEN	7,855		$2,326	1	0
BRC	10/2019		$47,917	EUR	43,824	0	(151)
	10/2019		15,685	MXN	307,220	0	(136)
	11/2019	EUR	43,824		$48,034	149	0
CBK	10/2019		1,783		1,951	7	0
	10/2019	GBP	120,299		146,886	51	(1,080)
	10/2019	MXN	307,220		15,962	412	0
	10/2019		$2,236	GBP	1,795	0	(29)
	11/2019		4,080	RUB	269,510	53	0
	01/2020		15,689	MXN	307,220	0	(389)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

DUB	10/2019	BRL	8,143		$1,957	0	(3)
	10/2019		$1,955	BRL	8,143	4	0
GLM	10/2019	GBP	2,277		$2,814	15	0
	10/2019		$1,046	EUR	945	0	(16)
	11/2019		2,327	ARS	153,460	0	(94)
HUS	10/2019		716		47,008	23	(1)
	10/2019		17,127	GBP	14,016	109	(2)
JPM	10/2019	ARS	556,366		$8,658	0	(96)
MYI	10/2019	EUR	30,092		32,881	82	0
	11/2019		31,386		34,419	125	0
SCX	10/2019	BRL	8,143		1,955	0	(4)
	10/2019	EUR	56,617		62,831	1,122	0
	10/2019		$1,968	BRL	8,142	0	(8)
	10/2019		13,003	RUB	829,268	0	(241)
	11/2019	BRL	8,142		$1,964	9	0
SOG	12/2019		$6,453	RUB	436,560	212	0
UAG	10/2019		15,702	GBP	13,042	334	0
Total Forward Foreign Currency Contracts						$2,990	$(2,654)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$26,033	$(23,137)	$15,852	$0	$(7,285)
Total Swap Agreements						$(23,137)	$15,852	$0	$(7,285)

(q)	Securities with an aggregate market value of $8,611 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$21,745	$202,797	$11,044	$235,586
Corporate Bonds & Notes
Banking & Finance	0	237,059	10,967	248,026
Industrials	0	234,794	2	234,796
Utilities	0	106,697	0	106,697
Convertible Bonds & Notes
Industrials	0	7,474	0	7,474
Utilities	0	45	0	45
Municipal Bonds & Notes
Illinois	0	1,024	0	1,024
Texas	0	101	0	101
West Virginia	0	6,259	0	6,259
U.S. Government Agencies	0	62,353	0	62,353
Non-Agency Mortgage-Backed Securities	0	888,805	36,718	925,523
Asset-Backed Securities	0	570,050	33,390	603,440
Sovereign Issues	0	67,498	0	67,498
Common Stocks
Communication Services	5,004	17	0	5,021
Consumer Discretionary	14,976	0	0	14,976
Energy	0	0	1,342	1,342
Industrials	0	0	4	4
Utilities	278	0	5,758	6,036
Warrants
Communication Services	0	8,057	0	8,057
Preferred Securities
Banking & Finance	0	24,114	0	24,114
Real Estate Investment Trusts
Real Estate	13,467	0	0	13,467
Non-Agency Mortgage-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	22,110	0	22,110
Argentina Treasury Bills	0	1,536	0	1,536

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2019 (Unaudited)

U.S. Treasury Bills	0	16,725	0	16,725
	$55,470	$2,457,515	$99,225	$2,612,210
Total Investments	$55,470	$2,457,515	$99,225	$2,612,210
Short Sales, at Value - Liabilities
Non-Agency Mortgage-Backed Securities	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	111	0	111
Over the counter	0	2,990	0	2,990
	$0	$3,101	$0	$3,101
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(916)	0	(916)
Over the counter	0	(9,939)	0	(9,939)
	$0	$(10,855)	$0	$(10,855)
Total Financial Derivative Instruments	$0	$(7,754)	$0	$(7,754)
Totals	$55,470	$2,449,761	$99,225	$2,604,456

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,384	$3,652	$(402)	$94	$3	$(2,368)	$0	$(14,319)	$11,044	$(172)
Corporate Bonds & Notes
Banking & Finance	10,534	0	0	0	0	433	0	0	10,967	433
Industrials	2	0	0	0	0	0	0	0	2	0
Non-Agency Mortgage-Backed Securities	4,250	32,727	(130)	10	2	(141)	0	0	36,718	(140)
Asset-Backed Securities	28,489	0	0	(6)	0	(267)	5,174	0	33,390	(267)
Common Stocks
Energy	904	0	0	0	0	438	0	0	1,342	438
Industrials	5	0	0	0	0	(1)	0	0	4	(1)
Utilities	5,136	0	0	0	0	622	0	0	5,758	622
Totals	$73,704	$36,379	$(532)	$98	$5	$(1,284)	$5,174	$(14,319)	$99,225	$913

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$5,572	Discounted Cash Flow	Yield	6.940
	3,345	Proxy Pricing	Base Price	88.497 - 100.897
	2,127	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	10,967	Reference Instrument	Option Adjusted Spread	603.426 bps
Industrials	2	Proxy Pricing	Base Price	0.083
Non-Agency Mortgage-Backed Securities	36,718	Proxy Pricing	Base Price	2.500 - 99.900
Asset-Backed Securities	33,390	Proxy Pricing	Base Price	2.313 - 100,539.278
Common Stocks
Energy	36	Other Valuation Techniques(2)	-	-
	1,306	Reference Instrument	Liquidity Discount	27.000
Industrials	4	Other Valuation Techniques(2)	-	-
Utilities	5,758	Indicative Market Quotation	Broker Quote	$44.000
Total	$99,225

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.4% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

September 30, 2019 (Unaudited)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BNY	Bank of New York Mellon	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	BP0003M	3 Month GBP-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

Information Classification: Limited Access